Related Party Balances and Transactions (Tables)	12 Months Ended
Dec. 31, 2020
Balances with related parties [Member]
Related Party Balances and Transactions (Tables) [Line Items]
Schedule of balances and transactions with related parties
	December 31,
	2020	2019
Assets:

Other accounts receivable and prepaid expenses	$-	$43
Operating lease right-of-use assets	$1,997	$4,499

Liabilities:

Trade payables	$76	$105
Other liabilities and accrued expenses	$49	$40
Operating lease liabilities - current	$671	$816
Operating lease liabilities – non-current	$1,352	$4,016

Transactions with related parties [Member]
Related Party Balances and Transactions (Tables) [Line Items]
Schedule of balances and transactions with related parties
	Year ended December 31,
	2020	2019	2018

Revenues	$-	$-	$16,369

Expenses (1):

Cost of revenues	$215	$320	$163

Operating expenses:

Research and development, net	$653	$829	$507
Sales and marketing	$191	$172	$212
General and administrative	$206	$211	$191

Capital expenses	$-	$12	$40

(1)	Including utilities expenses charged to the related party and reimbursed by the Company.